BUSINESS DESCRIPTION (Details Narrative) - shares	Oct. 09, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 19, 2016
Entity Listings [Line Items]
Common stock, shares issued	31,396,394	31,811,523	31,500,693	28,000,000
Common stock, shares outstanding	31,396,394	31,811,523	31,500,693	28,000,000
BVI Shareholders [Member]
Entity Listings [Line Items]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Sichuan Wetouch Technology Co. Ltd. [Member]
Entity Listings [Line Items]
Ownership percentage	100.00%				100.00%